Merger - Schedule Of transaction funding, sources and uses of cash, and merger related earn-outs and warrants (Detail) (Parenthetical) - GSRM [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Merger [Line Items]
Transaction costs paid from trust	$ (25,958)
Franchise and income taxes [Member]
Merger [Line Items]
Transaction costs paid from trust	2,400
Non Redemption Payments [Member]
Merger [Line Items]
Transaction costs paid from trust	18,700
Other Transaction Expenses [Member]
Merger [Line Items]
Transaction costs paid from trust	$ 4,900